DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Aug. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

The revenue and expenses of discontinued operations for the eight months ended August 31, 2014 and the years ended December 31, 2013 and 2012 are as follows:

	2014	2013	2012
Net sales	$-	$1,017,932	$1,424,931
Operating expenses	-	(3,097,661)	(3,006,216)
Benefit from (provision for) income taxes	-	-	632,514
Income (loss) from discontinued operations	$-	$(2,079,729)	$(948,771)